Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2025 $ / shares	Mar. 10, 2025 $ / shares	Jan. 31, 2025 USD ($)	Dec. 31, 2023 $ / shares	Aug. 31, 2017 ft²
Commitments and Contingencies (Details) [Line Items]
Rental expenses totaled	$ 125,000
Employee retention credit in the amount	$ 188,760
Common stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, par value | $ / shares	$ 0.001		$ 0.001
Equity offering, maximum amount				$ 50,000,000
Office Space, 5430 LBJ Freeway Dallas Texas [Member]
Commitments and Contingencies (Details) [Line Items]
Square feet of office space | ft²						2,685
RABLBX Merger Sub Inc. and REalloys [Member]
Commitments and Contingencies (Details) [Line Items]
Business acquisition, percentage of common stock retained			7.30%
Business acquisition, percentage of common and preferred stock retained			92.70%